TAXES PAYABLE	12 Months Ended
Sep. 30, 2013
Tax Disclosure [Abstract]
Tax Disclosure [Text Block]
NOTE 15. TAXES PAYABLE

Taxes payable consisted of the following:
	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Enterprise income tax payable	$494	$480
Individual income tax	16	736
Other taxes payable	1,035	457
Total	$1,545	$1,673